Provisions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Non-current provisions	$ (16.0)	$ (14.3)
Provisions	$ 40.1	49.1
Revenue recognition, return period	30 days
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of other provisions [line items]
Non-current provisions		23.0
Provisions		$ 23.0